INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Other income or expenses, net (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net result from commercialization of agricultural products	$ (628,482)	$ (828,366)
Expenses recovery	(44,022)
Others	476,828	132,856
Result of intangible sales		171,487
Total	$ (195,676)	$ (524,023)